MORGAN STANLEY GLOBAL INFRASTRUCTURE FUND

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

August 8, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Global Infrastructure Fund

File Nos. 33-18983; 811-5415

Ladies and Gentlemen:

On behalf of Morgan Stanley Global Infrastructure Fund (“Registrant”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Registrant. These exhibits contain the risk/return summary information in the prospectus for the Registrant dated April 30, 2014. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated July 25, 2014 for the Registrant.

If you have any questions, please feel free to contact me at 212.296.6982 (tel.) or 212.404.4691 (fax).

Very truly yours,

/s/ Edward J. Meehan, Jr.
Edward J. Meehan, Jr.
Assistant Secretary

Enclosures

cc: Joseph C. Benedetti